Investments - Securities on Deposit (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments
Fair Value	$ 223,986	$ 122,220	$ 101,913
Securities on deposit with state regulatory authorities
Investments
Fair Value	$ 5,100	5,100	$ 5,000
Fair Value		$ 5,000